Summary of Significant Accounting Policies (Details Narrative)		6 Months Ended
	Apr. 03, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) Integer $ / shares	Sep. 30, 2022 USD ($)	Sep. 30, 2023 CNY (¥)	Mar. 31, 2023 USD ($) $ / shares	Mar. 03, 2023 USD ($) $ / shares	Sep. 30, 2022 CNY (¥)
Short-Term Debt [Line Items]
Net Loss		$ 366,973	$ 2,984,116
Decrease in revenue		$ 5,800,991
Percentage of revenue		80.00%
Net cash used in operating activities		$ 605,398	(556,282)
Working capital		$ 19,622,765
Operating lease, term of contract		short-term leases less than 12 months and operating lease over 12 months on a straight-line basis
Short-term lease, cost		$ 95,456	105,522
Conversion price | $ / shares	$ 1.82
Ordinary shares issued | shares	549,451
Common stock, par value | $ / shares	$ 0.0002	$ 0.0002			$ 0.0002
Conversion amount	$ 1,000,000.00
Additional paid in capital to common stock	$ 110
Remaining performance obligations		$ 551,040
Revenue expect to recognized, description		The Group expects to recognize revenue of $551,040 related the remaining performance obligations over the next 12 months.
Employee benefit expenses		$ 35,964	63,936
Marketing and promotion costs		29,841	$ 149,820
Research and development expense		$ 0
Percentage of value added tax		6.00%
Number of reportable segments | Integer		1
Cash		$ 25,800		¥ 19,233,568	$ 396		¥ 19,791,079
One Year Convertible Bond [Member]
Short-Term Debt [Line Items]
Original principal amount						$ 1,000,000.00
Annual interest rate						7.00%
Conversion price | $ / shares					$ 1.82	$ 1.82